Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

Note 7 - Other current assets

Other current assets include prepaid VAT and corporate income tax refund receivable. Pursuant to the PRC tax laws, entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. During the years ended December 31, 2018, and 2017, the Group’s input VAT exceeded the output VAT. The prepaid VAT balance was $4,630,320 and $4,808,738 as of December 31, 2018 and 2017, respectively.

The corporate income tax refund receivable is related to the overpayment of income taxes because Cloud Services was granted the Certification of Software Company on November 30, 2018. Pursuant to such certificate, Cloud Services qualifies for a tax holiday at corporate income tax rate of 0% for the year ended December 31, 2018 and at 12.5% from January 1, 2019 to December 31, 2021. The balance of corporate income tax refund receivable was $1,524,819 and $0 as of December 31, 2018 and 2017, respectively.